Investment Objectives and Goals	May 01, 2025
Strategic Asset Management Balanced Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
Strategic Asset Management Conservative Balanced Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO
Strategic Asset Management Conservative Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO
Strategic Asset Management Flexible Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
Strategic Asset Management Strategic Growth Portfolio S000014084
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO